Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of List of Related Parties

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship
1	Wenquan Zhu	Principal shareholder, Chief Executive Officer and chairman of the Group
2	Big Tree Cloud Network Technology (Shenzhen) Co., LTD (“Big Tree Cloud Shenzhen”)	An entity controlled by Wenquan Zhu
3	Shenzhen Jingxihui Trading Co., Ltd (“Shenzhen Jingxihui”)	An entity controlled by Wenquan Zhu
4	Guangxi Big Tree Rong Network Technology Co., LTD (“Guangxi Big Tree Rong”)	An entity controlled by Wenquan Zhu
5	Daidi, Lin	Legal representative of subsidiary
6	Guangdong Jiasiwei New Material Technology Co., Ltd. (“Guangdong Jiasiwei”)	A non-controlling interest with significant influence on Guangdong Yunjia
7	Meitangfang (Foshan) New Material Co., Ltd. (“Meitaifang”)	The controller of Guangdong Jiasiwei

Amounts due from related parties consisted of the followings:

		As of June 30,
	Nature	2025	2024
		USD	USD
Guangdong Jiasiwei	Receivable from sales of goods	235,644	-
Meitaifang	Receivable from sales of goods	126,488	-
Big Tree Cloud Shenzhen	Rent receivable	-	16,595
Total		362,132	16,595

Amount due to related parties consisted of the followings:

		As of June 30,
	Nature	2025	2024
		USD	USD
Guangdong Jiasiwei (1)	Loan	279,189	-
Wenquan Zhu (2)	Loans	486,486	-
Wenquan Zhu (2)	Interest payable	170,940	13,012
Guangdong Jiasiwei	Payable for procurement of goods	144,075	-
Meitaifang	Payable for procurement of goods	57,265	-
Guangdong Jiasiwei	Accrued expenses	123,154	-
Meitaifang	Accrued expenses	38,349	-
Total		1,299,458	13,012

Amount due to related parties, non-current consisted of the followings:

		As of June 30,
	Nature	2025	2024
		USD	USD
Wenquan Zhu (3)	Loans	3,042,765	2,360,147
Total		3,042,765	2,360,147

(1)	On June 30, 2025, the Group borrowed a short-term loan from Guangdong Jiasiwei with a principal of RMB2,000,000 ($279,189) and an annual interest rate of 10%. The loan requires no collateral, and principal shall be repaid together with interest on the expiration date of December 30, 2025. The Group has repaid in advance of all the principal as of September 2025.

(2)

On June 17, 2025, the Group borrowed a 1-year loan from Mr. Wenquan Zhu of RMB2,530,000 ($353,174) with an annual interest rate of 10% and no collateral. The Group has repaid in advance of all the principal on July 7, 2025.

On June 19, 2025, the Group borrowed a 1-month loan from Mr. Wenquan Zhu of RMB1,000,000 ($139,595) with no interest and no collateral. The Group has repaid all the principal as of July 7, 2025.

(3)

On November 5, 2023, Mr. Wenquan Zhu lent unsecured, interest-free loans with a 3-year term of $630,000 to the Group for the payment of promissory notes that Plutonian issued to the Group.

From May 10, 2024 to August 12, 2024, the Group borrowed 3-year long-term loans from Mr. Wenquan Zhu, for a total of RMB22,500,000 (approximately $3,140,879) with an annual interest rate of 6.5% and no collateral. As of the issuance date of the financial statements, the Group has repaid in advance of RMB16,500,000 (approximately $ 2,303,311) for the principal, and RMB559,356 (approximately $78,083) for the interests.

From June 2024 to December 2024, Mr. Wenquan Zhu lent unsecured loans with an annual interest rate of 12% in an aggregate amount of approximately $1,107,691 to DSY HK for the purpose of enabling DSY HK to invest in DSY Guangdong in connection with an increase in the registered capital of DSY Guangdong and working capital. The loans will be expired as early as June 23, 2027.

From May 2025 to June 2025, Mr. Wenquan Zhu lent unsecured loans with an annual interest rate of 12% in an aggregate amount of approximately $362,164 to DSY HK for the purpose of working capital. The loans will be expired as early as May 29, 2028.

	For the years ended
	June 30,
Nature	2025	2024	2023
	USD	USD	USD
Purchase of goods
Big Tree Cloud Shenzhen	-	712	16,793
Guangdong Jiasiwei	126,562	-	-
Meitaifang	50,323	-	-
Purchase of services
Meitaifang	14,450	-	-
Guangdong Jiasiwei	13,910	-	-
Big Tree Cloud Shenzhen	-	-	575,250
Purchase of intangible assets
Big Tree Cloud Shenzhen	-	2,596,313	-
Rental fees
Meitaifang	97,831	-	-
Guangdong Jiasiwei	39,071	-	-
Sales of goods
Big Tree Cloud Shenzhen	-	67,636	-
Shenzhen Jingxihui	-	-	236,605
Guangxi Big Tree Rong	-	17,944	-
Daidi, Lin	-	-	706
Guangdong Jiasiwei	381,136	-	-
Meitaifang	137,982	-	-
Rental income
Big Tree Cloud Shenzhen	5,112	28,876	-
Interest expense
Wenquan Zhu	295,630	14,789	8,668